Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	497
Document Period End Date	dei_DocumentPeriodEndDate	Jan. 30, 2015
Entity Registrant Name	dei_EntityRegistrantName	TOUCHSTONE FUNDS GROUP TRUST
Entity Central Index Key	dei_EntityCentralIndexKey	0000914243
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jan. 30, 2015
Document Effective Date	dei_DocumentEffectiveDate	Jan. 30, 2015
Prospectus Date	rr_ProspectusDate	Jan. 30, 2015
Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMARX
Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMACX
Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMAYX
Touchstone Arbitrage Fund (Prospectus Summary) | Touchstone Arbitrage Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TARBX
Touchstone Emerging Markets Equity Fund (Prospectus Summary) | Touchstone Emerging Markets Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEMAX
Touchstone Emerging Markets Equity Fund (Prospectus Summary) | Touchstone Emerging Markets Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEFCX
Touchstone Emerging Markets Equity Fund (Prospectus Summary) | Touchstone Emerging Markets Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TEMYX
Touchstone Emerging Markets Equity Fund (Prospectus Summary) | Touchstone Emerging Markets Equity Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMEIX
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGAAX
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TGACX
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRFYX
Touchstone Global Real Estate Fund (Prospectus Summary) | Touchstone Global Real Estate Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TRFIX
Touchstone International Fixed Income Fund (Prospectus summary) | Touchstone International Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFAX
Touchstone International Fixed Income Fund (Prospectus summary) | Touchstone International Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFCX
Touchstone International Fixed Income Fund (Prospectus summary) | Touchstone International Fixed Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFYX
Touchstone International Fixed Income Fund (Prospectus summary) | Touchstone International Fixed Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TIFIX
Touchstone Merger Arbitrage Fund (Prospectus summary) | Touchstone Merger Arbitrage Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGAX
Touchstone Merger Arbitrage Fund (Prospectus summary) | Touchstone Merger Arbitrage Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGCX
Touchstone Merger Arbitrage Fund (Prospectus summary) | Touchstone Merger Arbitrage Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGYX
Touchstone Merger Arbitrage Fund (Prospectus summary) | Touchstone Merger Arbitrage Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMGLX
Touchstone Mid Cap Fund (Prospectus Summary) | Touchstone Mid Cap Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMAPX
Touchstone Mid Cap Fund (Prospectus Summary) | Touchstone Mid Cap Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCJX
Touchstone Mid Cap Fund (Prospectus Summary) | Touchstone Mid Cap Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCPX
Touchstone Mid Cap Fund (Prospectus Summary) | Touchstone Mid Cap Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMCTX
Touchstone Mid Cap Fund (Prospectus Summary) | Touchstone Mid Cap Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMPIX
Touchstone Mid Cap Value Fund (Prospectus Summary) | Touchstone Mid Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVAX
Touchstone Mid Cap Value Fund (Prospectus Summary) | Touchstone Mid Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TMFCX
Touchstone Mid Cap Value Fund (Prospectus Summary) | Touchstone Mid Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVYX
Touchstone Mid Cap Value Fund (Prospectus Summary) | Touchstone Mid Cap Value Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCVIX
Touchstone Premium Yield Equity Fund (Prospectus Summary) | Touchstone Premium Yield Equity Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYAX
Touchstone Premium Yield Equity Fund (Prospectus Summary) | Touchstone Premium Yield Equity Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYCX
Touchstone Premium Yield Equity Fund (Prospectus Summary) | Touchstone Premium Yield Equity Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TPYYX
Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSNAX
Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSNCX
Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CFSIX
Touchstone Sands Capital Select Growth Fund (Prospectus Summary) | Touchstone Sands Capital Select Growth Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	PTSGX
Touchstone Small Cap Core Fund (Prospectus summary) | Touchstone Small Cap Core Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFAX
Touchstone Small Cap Core Fund (Prospectus summary) | Touchstone Small Cap Core Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFCX
Touchstone Small Cap Core Fund (Prospectus summary) | Touchstone Small Cap Core Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFYX
Touchstone Small Cap Core Fund (Prospectus summary) | Touchstone Small Cap Core Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSFIX
Touchstone Small Cap Value Fund (Prospectus Summary) | Touchstone Small Cap Value Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOAX
Touchstone Small Cap Value Fund (Prospectus Summary) | Touchstone Small Cap Value Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOCX
Touchstone Small Cap Value Fund (Prospectus Summary) | Touchstone Small Cap Value Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOYX
Touchstone Small Cap Value Fund (Prospectus Summary) | Touchstone Small Cap Value Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TVOIX
Touchstone Total Return Bond Fund (Prospectus Summary) | Touchstone Total Return Bond Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPAX
Touchstone Total Return Bond Fund (Prospectus Summary) | Touchstone Total Return Bond Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPCX
Touchstone Total Return Bond Fund (Prospectus Summary) | Touchstone Total Return Bond Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPYX
Touchstone Total Return Bond Fund (Prospectus Summary) | Touchstone Total Return Bond Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TCPNX
Touchstone Ultra Short Duration Fixed Income Fund (Prospectus Summary) | Touchstone Ultra Short Duration Fixed Income Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDAX
Touchstone Ultra Short Duration Fixed Income Fund (Prospectus Summary) | Touchstone Ultra Short Duration Fixed Income Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDCX
Touchstone Ultra Short Duration Fixed Income Fund (Prospectus Summary) | Touchstone Ultra Short Duration Fixed Income Fund | Class Y
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSYYX
Touchstone Ultra Short Duration Fixed Income Fund (Prospectus Summary) | Touchstone Ultra Short Duration Fixed Income Fund | Class Z
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDOX
Touchstone Ultra Short Duration Fixed Income Fund (Prospectus Summary) | Touchstone Ultra Short Duration Fixed Income Fund | Institutional
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	TSDIX